Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 4,785,102	$ 1,201,674	$ 97,382	$ 439,330	$ 250	$ 4,440	$ 6,528,179
onshore/US/US-AK/Oil/Natural Gas/Well [Member]
Total		36,482	1,483				37,965
Offshore-Gulf of America/US/US-LA/Oil/Natural Gas/Well [Member]
Total		10,774					10,774
onshore/US/US-MT/Oil/Natural Gas/Well [Member]
Total		7	6				14
onshore/US/US-NM/Oil/Natural Gas/Well [Member]
Total		410,748	1,679				412,427
onshore/US/US-ND/Oil/Natural Gas/Well [Member]
Total		78,287					78,582
onshore/US/US-WY/Oil/Natural Gas/Well [Member]
Total		12	7				19
Onshore/CA/CA-AB/Oil/Well [Member]
Total	18,258	319,621	6,667				344,546
Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]
Total	1,847	37,578	4,354				43,779
Offshore-North Sea/GB/GB-NBL/Oil/Natural Gas/Well [Member]
Total			263				263
Offshore-North Sea/GB/GB-STT/Oil/Natural Gas/Well [Member]
Total	13,339		113				13,452
Onshore/LY/LY-WA/Oil/Natural Gas/Well [Member]
Total	1,461,379	135,343	81				1,596,803
Entity Level Payment/NO [Member]
Total	1,764,008						1,764,008
Offshore-North Sea/NO/NO-11/Oil/Natural Gas/Well [Member]
Total			73,764	140,745			214,509
Offshore-Norwegian Sea/NO/NO-46/Oil/Natural Gas/Well [Member]
Total			1,943				1,943
Offshore-Commonwealth Waters/AU/AU-TAS/Natural Gas/Well [Member]
Total			74				74
Offshore-Commonwealth Waters/AU/AU-VIC/Natural Gas/Well [Member]
Total			163				163
Offshore-Bohai Sea/CN/CN-TJ/Oil/Well [Member]
Total	129,019		233				129,253
offshore-Pearl River Mouth Basin/CN/CN-TJ/Oil/Well [Member]
Total					$ 250		250
Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]
Total	193,288	171,551	4,214	159,124			528,177
Onshore/KH/KH-12/Oil/Natural Gas/Well [Member]
Total			250				250
Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]
Total	127,056	$ 1,271	$ 1,793	$ 139,461		$ 4,440	274,021
Entity Level Payment/QA [Member]
Total	172						172
Entity Level Payment/US [Member]
Total	$ 1,076,736						$ 1,076,736